OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	£ 1,672	£ 1,844
Not later than 1 year
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	234	241
Later than 1 year and not later than 2 years
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	197	222
Later than 2 years and not later than 3 years
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	180	207
Later than 3 years and not later than 4 years
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	147	170
Later than 4 years and not later than 5 years
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	123	145
Over 5 years
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	£ 791	£ 859